Results of Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	4
Development costs	€ 3,624	€ 3,352	€ 3,044
Cloud subscriptions and support	4,993	3,769	2,993
Software licenses	4,647	4,872	4,859
Software support	10,981	10,908	10,571
Software licenses and support	15,628	15,780	15,431
Cloud and software	20,622	19,549	18,424
Services	4,086	3,912	3,639
Total revenue	24,708	23,461	22,062
Cost of cloud subscriptions and support	(2,068)	(1,660)	(1,313)
Cost of software licenses and support	(2,092)	(2,234)	(2,182)
Cost of cloud and software	(4,160)	(3,893)	(3,495)
Cost of services	(3,302)	(3,158)	(3,089)
Total cost of revenue	(7,462)	(7,051)	(6,583)
Gross profit	17,246	16,410	15,479
Other segment expenses	(19,005)	(18,584)	(16,928)
Segment profit	5,703	4,877	5,135
Constant Currency
Disclosure of operating segments
Total revenue	24,708	23,461
Segment profit	5,703	4,877
Applications, Technology & Services
Disclosure of operating segments
Development costs	16	21	19
Operating segments
Disclosure of operating segments
Total revenue	24,386	23,122	21,773
Segment profit	9,415	8,951	8,840
Operating segments | Constant Currency
Disclosure of operating segments
Total revenue	25,596	23,419
Segment profit	9,867	9,103
Operating segments | Applications, Technology & Services
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS	1,829	1,403	1,074
Cloud subscriptions and support IaaS	488	328	206
Cloud subscriptions and support	2,317	1,732	1,280
Software licenses	4,233	4,434	4,350
Software support	10,968	10,890	10,544
Software licenses and support	15,201	15,325	14,894
Cloud and software	17,518	17,056	16,174
Services	3,288	3,162	3,037
Total revenue	20,806	20,218	19,211
Cost of cloud subscriptions and support SaaS/PaaS	(777)	(572)	(404)
Cost of cloud subscriptions and support IaaS	(424)	(305)	(225)
Cost of cloud subscriptions and support	(1,201)	(877)	(630)
Cost of software licenses and support	(1,899)	(1,948)	(1,896)
Cost of cloud and software	(3,101)	(2,825)	(2,525)
Cost of services	(2,524)	(2,437)	(2,401)
Total cost of revenue	(5,625)	(5,262)	(4,926)
Gross profit	15,181	14,957	14,284
Other segment expenses	(6,435)	(6,478)	(5,949)
Segment profit	8,746	8,478	8,335
Operating segments | Applications, Technology & Services | Constant Currency
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS	1,894	1,423
Cloud subscriptions and support IaaS	506	334
Cloud subscriptions and support	2,400	1,758
Software licenses	4,456	4,538
Software support	11,477	10,987
Software licenses and support	15,933	15,524
Cloud and software	18,333	17,282
Services	3,559	3,183
Total revenue	21,892	20,465
Cost of cloud subscriptions and support SaaS/PaaS	(818)	(581)
Cost of cloud subscriptions and support IaaS	(436)	(307)
Cost of cloud subscriptions and support	(1,254)	(888)
Cost of software licenses and support	(2,031)	(1,958)
Cost of cloud and software	(3,285)	(2,846)
Cost of services	(2,695)	(2,453)
Total cost of revenue	(5,980)	(5,300)
Gross profit	15,912	15,165
Other segment expenses	(6,729)	(6,549)
Segment profit	9,183	8,616
Operating segments | SAP Business Network
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS	2,178	1,840	1,595
Cloud subscriptions and support IaaS	0	0	0
Cloud subscriptions and support	2,178	1,840	1,595
Software licenses	0	(1)	0
Software support	16	18	28
Software licenses and support	16	17	27
Cloud and software	2,193	1,857	1,622
Services	436	404	303
Total revenue	2,629	2,261	1,925
Cost of cloud subscriptions and support SaaS/PaaS	(483)	(428)	(384)
Cost of cloud subscriptions and support IaaS	0	0	0
Cost of cloud subscriptions and support	(483)	(428)	(384)
Cost of software licenses and support	(6)	(5)	(1)
Cost of cloud and software	(489)	(433)	(385)
Cost of services	(324)	(292)	(247)
Total cost of revenue	(813)	(725)	(632)
Gross profit	1,816	1,536	1,293
Other segment expenses	(1,285)	(1,148)	(953)
Segment profit	531	388	340
Operating segments | SAP Business Network | Constant Currency
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS	2,265	1,870
Cloud subscriptions and support IaaS	0	0
Cloud subscriptions and support	2,265	1,870
Software licenses	0	(1)
Software support	16	18
Software licenses and support	17	18
Cloud and software	2,282	1,887
Services	451	413
Total revenue	2,733	2,300
Cost of cloud subscriptions and support SaaS/PaaS	(503)	(435)
Cost of cloud subscriptions and support IaaS	0	0
Cost of cloud subscriptions and support	(503)	(435)
Cost of software licenses and support	(7)	(5)
Cost of cloud and software	(510)	(440)
Cost of services	(337)	(297)
Total cost of revenue	(847)	(737)
Gross profit	1,886	1,563
Other segment expenses	(1,341)	(1,166)
Segment profit	545	397
Operating segments | Customer Experience
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS	528	200	119
Cloud subscriptions and support IaaS	0	0	0
Cloud subscriptions and support	528	200	119
Software licenses	413	438	513
Software support	1	0	0
Software licenses and support	414	437	514
Cloud and software	942	637	633
Services	9	6	4
Total revenue	951	643	637
Cost of cloud subscriptions and support SaaS/PaaS	(176)	(81)	(30)
Cost of cloud subscriptions and support IaaS	0	0	0
Cost of cloud subscriptions and support	(176)	(81)	(30)
Cost of software licenses and support	(20)	(45)	(54)
Cost of cloud and software	(196)	(126)	(84)
Cost of services	(3)	(1)	(1)
Total cost of revenue	(199)	(127)	(85)
Gross profit	751	516	552
Other segment expenses	(613)	(431)	(388)
Segment profit	138	85	€ 164
Operating segments | Customer Experience | Constant Currency
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS	539	203
Cloud subscriptions and support IaaS	0	0
Cloud subscriptions and support	539	203
Software licenses	421	445
Software support	1	0
Software licenses and support	422	445
Cloud and software	961	648
Services	9	6
Total revenue	970	654
Cost of cloud subscriptions and support SaaS/PaaS	(178)	(82)
Cost of cloud subscriptions and support IaaS	0	0
Cost of cloud subscriptions and support	(178)	(82)
Cost of software licenses and support	(20)	(45)
Cost of cloud and software	(198)	(127)
Cost of services	(3)	(1)
Total cost of revenue	(202)	(127)
Gross profit	768	527
Other segment expenses	(630)	(437)
Segment profit	€ 139	€ 90